UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21763

Name of Fund:  High Income Portfolio of
               Managed Account Series

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, High Income Portfolio of Managed Account Series, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 04/30/2007

Date of reporting period: 05/01/06 - 07/31/06

Item 1 - Schedule of Investments


High Income Portfolio of Managed Account Series


Schedule of Investments as of July 31, 2006                                                                     (in U.S. dollars)

                                       Face
                                     Amount   Corporate Bonds                                                            Value
Aerospace &                   USD   375,000   Alliant Techsystems, Inc., 6.75% due 4/01/2016                       $      363,750
Defense - 0.7%                      250,000   DRS Technologies, Inc., 6.625% due 2/01/2016                                240,625
                                    100,000   Standard Aero Holdings, Inc., 8.25% due 9/01/2014                            96,250
                                                                                                                   --------------
                                                                                                                          700,625

Airlines - 0.6%                     625,000   American Airlines, Inc. Class C, 7.80% due 4/01/2008                        625,781

Automotive - 2.3%                   875,000   American Tire Distributors, Inc., 11.758% due 4/01/2012 (a)                 805,000
                                    275,000   American Tire Distributors, Inc., 11.758% due 4/01/2012 (a)(e)              253,000
                                    200,000   Asbury Automotive Group, Inc., 8% due 3/15/2014                             195,250
                                    375,000   Autonation, Inc., 7.507% due 4/15/2013 (a)(e)                               378,750
                                    750,000   Tenneco Automotive, Inc., 8.625% due 11/15/2014                             744,375
                                                                                                                   --------------
                                                                                                                        2,376,375

Broadcasting - 2.0%                 375,000   LIN Television Corp. Series B, 6.50% due 5/15/2013                          341,719
                                    725,000   Paxson Communications Corp., 8.757% due 1/15/2012 (a)(e)                    732,250
                                    850,000   Salem Communications Corp., 7.75% due 12/15/2010                            843,625
                                    175,000   Young Broadcasting, Inc., 8.75% due 1/15/2014                               147,000
                                                                                                                   --------------
                                                                                                                        2,064,594

Cable -                             250,000   NTL Cable Plc, 9.125% due 8/15/2016                                         253,125
International - 0.8%                250,000   New Skies Satellites NV, 10.414% due 11/01/2011 (a)                         258,125
                                    300,000   New Skies Satellites NV, 9.125% due 11/01/2012                              319,500
                                                                                                                   --------------
                                                                                                                          830,750

Cable - U.S. - 3.2%                 475,000   CCH I LLC, 11% due 10/01/2015                                               426,313
                                  1,175,000   Cablevision Systems Corp. Series B, 8% due 4/15/2012                      1,163,250
                                    625,000   Intelsat Subsidiary Holding Co. Ltd., 8.625% due 1/15/2015                  618,750
                                    300,000   PanAmSat Corp., 9% due 8/15/2014                                            304,875
                                    375,000   Quebecor Media, Inc., 7.75% due 3/15/2016                                   368,437
                                    225,000   Rainbow National Services LLC, 10.375% due 9/01/2014 (e)                    251,438
                                    225,000   Zeus Special Subsidiary Ltd., 8.774% due 2/01/2015 (c)(e)                   152,438
                                                                                                                   --------------
                                                                                                                        3,285,501

Chemicals - 4.6%                    175,000   BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014                    187,906
                                    250,000   Equistar Chemicals LP, 10.625% due 5/01/2011                                268,750
                                    325,000   Huntsman International, LLC, 9.875% due 3/01/2009                           338,406
                                    550,000   Ineos Group Holdings Plc, 8.50% due 2/15/2016 (e)                           515,625
                                    425,000   MacDermid, Inc., 9.125% due 7/15/2011                                       443,594
                                    925,000   Nova Chemicals Corp., 8.405% due 11/15/2013 (a)                             934,250
                                    625,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                                656,250
                              EUR   375,000   Rockwood Specialties Group, Inc., 7.625% due 11/15/2014                     486,929
                              USD   475,000   Tronox Worldwide LLC, 9.50% due 12/01/2012                                  490,437
                                    400,000   Unifi, Inc., 11.50% due 5/15/2014 (e)                                       387,000
                                                                                                                   --------------
                                                                                                                        4,709,147

Consumer -                          625,000   American Greetings Corp., 7.375% due 6/01/2016                              625,000
Non-Durables - 1.2%                 625,000   Levi Strauss & Co., 8.875% due 4/01/2016                                    606,250
                                                                                                                   --------------
                                                                                                                        1,231,250

Diversified                         175,000   Dex Media, Inc., 8% due 11/15/2013                                          175,000
Media - 3.0%                        175,000   Dex Media West LLC, 9.875% due 8/15/2013                                    188,563
                                    575,000   Liberty Media Corp., 0.75% due 3/30/2023 (b)                                595,125
                                  1,100,000   Quebecor World Capital Corp., 8.75% due 3/15/2016 (e)                     1,009,250
                                    250,000   RH Donnelley Corp., 6.875% due 1/15/2013                                    226,875
                                    500,000   RH Donnelley Corp. Series A-2, 6.875% due 1/15/2013                         453,750
                                    250,000   RH Donnelley Corp. Series A-3, 8.875% due 1/15/2016                         249,062
                                    125,000   Universal City Florida Holding Co. I, 10.239% due 5/01/2010 (a)             128,437
                                                                                                                   --------------
                                                                                                                        3,026,062

Energy - Exploration &              375,000   Chaparral Energy, Inc., 8.50% due 12/01/2015 (e)                            375,000
Production - 2.5%                   900,000   Compton Petroleum Finance Corp., 7.625% due 12/01/2013                      866,250
                                    300,000   Pogo Producing Co., 7.875% due 5/01/2013 (e)                                305,250
                                  1,050,000   Quicksilver Resources, Inc., 7.125% due 4/01/2016                           992,250
                                                                                                                   --------------
                                                                                                                        2,538,750

Energy - Other - 3.7%               425,000   Copano Energy LLC, 8.125% due 3/01/2016                                     427,125
                                    850,000   Ferrellgas Partners LP, 8.75% due 6/15/2012                                 871,250
                                    375,000   MarkWest Energy Partners LP, 8.50% due 7/15/2016 (e)                        378,750
                                    125,000   Mirant North America LLC, 7.375% due 12/31/2013 (e)                         120,156
                                    713,176   Petroleum Export Ltd. II, 6.34% due 6/20/2011 (e)                           690,889
                                    575,000   SemGroup LP, 8.75% due 11/15/2015 (e)                                       577,875
                                    700,000   Suburban Propane Partners, LP, 6.875% due 12/15/2013                        663,250
                                                                                                                   --------------
                                                                                                                        3,729,295

Financial - 1.2%                    475,000   Fairfax Financial Holdings Ltd., 7.75% due 4/26/2012                        427,500
                                    250,000   Saxon Capital, Inc., 12% due 5/01/2014 (e)                                  253,750
                                    600,000   Triad Acquisition Corp. Series B, 11.125% due 5/01/2013                     573,000
                                                                                                                   --------------
                                                                                                                        1,254,250

Food & Drug - 0.4%                  375,000   Stripes Acquisition LLC, 10.625% due 12/15/2013 (e)                         393,750

Food & Tobacco - 0.5%               125,000   AmeriQual Group LLC, 9.50% due 4/01/2012 (e)                                126,875
                                    250,000   Del Monte Corp., 8.625% due 12/15/2012                                      259,375
                                    200,000   Mrs. Fields Famous Brands, LLC, 11.50% due 3/15/2011                        170,000
                                                                                                                   --------------
                                                                                                                          556,250

Gaming - 5.2%                       700,000   Boyd Gaming Corp., 7.125% due 2/01/2016                                     664,125
                                    200,000   CCM Merger, Inc., 8% due 8/01/2013 (e)                                      191,500
                                    375,000   Galaxy Entertainment Finance Co. Ltd., 10.42% due 12/15/2010 (a)(e)         392,813
                                    250,000   Galaxy Entertainment Finance Co. Ltd., 9.875% due 12/15/2012 (e)            261,250
                                    850,000   Jacobs Entertainment Co., 9.75% due 6/15/2014 (e)                           845,750
                                    500,000   Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (e)        493,750
                                    625,000   MGM Mirage, 6.75% due 4/01/2013 (e)                                         600,000
                                    250,000   MTR Gaming Group, Inc., 9% due 6/01/2012 (e)                                253,750
                                    250,000   Pokagon Gaming Authority, 10.375% due 6/15/2014 (e)                         261,250
                                    475,000   Station Casinos, Inc., 6.625% due 3/15/2018                                 420,969
                                    900,000   Wynn Las Vegas LLC, 6.625% due 12/01/2014                                   848,250
                                                                                                                   --------------
                                                                                                                        5,233,407

Health Care - 2.5%                  375,000   Angiotech Pharmaceuticals, Inc., 7.75% due 4/01/2014 (e)                    362,813
                                    850,000   Healthsouth Corp., 10.75% due 6/15/2016 (e)                                 811,750
                                    350,000   Select Medical Corp., 7.625% due 2/01/2015                                  297,500
                                    625,000   Tenet Healthcare Corp., 9.25% due 2/01/2015 (e)                             576,562
                                    300,000   US Oncology, Inc., 10.75% due 8/15/2014                                     325,500
                                    150,000   Ventas Realty, LP, 9% due 5/01/2012                                         163,875
                                                                                                                   --------------
                                                                                                                        2,538,000

Housing - 3.9%                      625,000   Ashton Woods USA LLC, 9.50% due 10/01/2015                                  550,000
                                    650,000   Building Materials Corp. of America, 7.75% due 8/01/2014                    611,000
                                    250,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012                     231,875
                              EUR   625,000   Grohe Holding GmbH, 8.625% due 10/01/2014 (e)                               765,687
                              USD   875,000   Ply Gem Industries, Inc., 9% due 2/15/2012                                  765,625
                                    700,000   Stanley-Martin Communities LLC, 9.75% due 8/15/2015                         549,500
                                    475,000   Technical Olympic USA, Inc., 8.25% due 4/01/2011 (e)                        435,812
                                                                                                                   --------------
                                                                                                                        3,909,499

Information                         203,000   Cypress Semiconductor Corp., 1.25% due 6/15/2008 (b)                        235,987
Technology - 1.4%                   425,000   SunGard Data Systems, Inc., 9.125% due 8/15/2013                            434,031
                                    200,000   SunGard Data Systems, Inc., 9.973% due 8/15/2013                            208,000
                                    625,000   Telcordia Technologies Inc., 10% due 3/15/2013 (e)                          500,000
                                                                                                                   --------------
                                                                                                                        1,378,018

Leisure - 1.4%                      800,000   Host Marriott LP, 6.75% due 6/01/2016 (e)                                  $766,000
                                    625,000   Intrawest Corp., 7.50% due 10/15/2013                                       622,656
                                                                                                                   --------------
                                                                                                                        1,388,656

Manufacturing - 3.8%                325,000   Case New Holland, Inc., 6% due 6/01/2009                                    318,500
                                    375,000   Caue Finance Ltd., 8.875% due 8/01/2015 (e)                                 396,188
                                    850,000   Chart Industries, Inc., 9.125% due 10/15/2015 (e)                           876,563
                                    163,000   Columbus McKinnon Corp., 10% due 8/01/2010                                  176,651
                                    325,000   Invensys Plc, 9.875% due 3/15/2011 (e)                                      349,375
                                    179,000   Mueller Group, Inc., 10% due 5/01/2012                                      193,320
                                    250,000   Propex Fabrics, Inc., 10% due 12/01/2012                                    222,500
                                    850,000   Sensata Technologies B.V., 8% due 5/01/2014 (e)                             816,000
                                    525,000   Superior Essex Communications LLC, 9% due 4/15/2012                         532,875
                                                                                                                   --------------
                                                                                                                        3,881,972

Metal - Other - 1.8%                550,000   Indalex Holding Corp., 11.50% due 2/01/2014 (e)                             559,625
                                    275,000   Novelis, Inc., 8% due 2/15/2015 (e)                                         266,062
                                    275,000   RathGibson, Inc., 11.25% due 2/15/2014 (e)                                  284,625
                                    740,000   Southern Copper Corp., 6.375% due 7/27/2015                                 717,704
                                                                                                                   --------------
                                                                                                                        1,828,016

Packaging - 0.3%                    250,000   Packaging Dynamics Finance Corp., 10% due 5/01/2016 (e)                     250,000

Paper - 4.0%                        800,000   Ainsworth Lumber Co. Ltd., 7.25% due 10/01/2012                             628,000
                                    850,000   Domtar, Inc., 7.125% due 8/15/2015                                          748,000
                                    975,000   Graphic Packaging International Corp., 9.50% due 8/15/2013                  975,000
                                    900,000   JSG Funding Plc, 9.625% due 10/01/2012                                      931,500
                                    225,000   NewPage Corp., 11.739% due 5/01/2012 (a)                                    243,000
                                    175,000   NewPage Corp., 12% due 5/01/2013                                            182,438
                                    300,000   P.H. Glatfelter Co., 7.125% due 5/01/2016 (e)                               292,500
                                                                                                                   --------------
                                                                                                                        4,000,438

Retail - 1.8%                       500,000   General Nutrition Centers, Inc., 8.625% due 1/15/2011                       498,750
                                    325,000   Jean Coutu Group, Inc., 8.50% due 8/01/2014                                 303,469
                                    200,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015                                210,750
                                    200,000   Neiman-Marcus Group, Inc., 10.375% due 10/15/2015                           212,250
                                    575,000   Southern States Cooperative, Inc., 10.50% due 11/01/2010 (e)                598,000
                                                                                                                   --------------
                                                                                                                        1,823,219

Service - 4.6%                      625,000   Ahern Rentals, Inc., 9.25% due 8/15/2013                                    631,250
                                    200,000   Allied Waste North America, Inc., 6.375% due 4/15/2011                      192,500
                                    325,000   Allied Waste North America, Inc. Series B, 5.75% due 2/15/2011              307,125
                                    150,000   Ashtead Holdings Plc, 8.625% due 8/01/2015 (e)                              148,125
                                    250,000   Avis Budget Car Rental LLC, 7.625% due 5/15/2014 (e)                        245,000
                                    225,000   Avis Budget Car Rental LLC, 7.905% due 5/15/2014 (a)(e)                     226,688
                                    275,000   Buhrmann US, Inc., 8.25% due 7/01/2014                                      272,938
                                    625,000   Corrections Corp. of America, 6.75% due 1/31/2014                           608,594
                                    375,000   Dycom Industries, Inc., 8.125% due 10/15/2015                               376,875
                                    150,000   Knowledge Learning Corp., Inc., 7.75% due 2/01/2015 (e)                     138,000
                                    475,000   Mac-Gray Corp., 7.625% due 8/15/2015                                        479,750
                                    375,000   NationsRent Cos., Inc., 9.50% due 5/01/2015                                 437,374
                                    650,000   United Rentals North America, Inc., 7.75% due 11/15/2013                    619,125
                                                                                                                   --------------
                                                                                                                        4,683,344

Telecommunications -                153,000   ADC Telecommunications, Inc., 1% due 6/15/2008 (b)                          139,039
1.5%                                225,000   ADC Telecommunications, Inc., 5.795% due 6/15/2013 (a)(b)                   207,000
                                    200,000   Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                     205,500
                                    925,000   Windstream Corp., 8.125% due 8/01/2013 (e)                                  962,000
                                                                                                                   --------------
                                                                                                                        1,513,539

Utility - 4.3%                      250,000   The AES Corp., 7.75% due 3/01/2014                                          252,500
                                    625,000   Aes Dominicana Energia Finance SA, 11% due 12/13/2015 (e)                   628,125
                                    132,000   Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (b)                  160,545
                                    450,000   Dynegy Holdings, Inc., 8.375% due 5/01/2016 (e)                             442,125
                                    325,000   Edison Mission Energy, 7.75% due 6/15/2016 (e)                              320,938
                                    450,000   Mirant North America LLC, 7.375% due 12/31/2013                             432,562
                                    300,000   NRG Energy, Inc., 7.25% due 2/01/2014                                       293,625
                                    775,000   NRG Energy, Inc., 7.375% due 2/01/2016                                      757,562
                                    625,000   Reliant Energy, Inc., 9.50% due 7/15/2013                                   640,625
                                    225,000   Sierra Pacific Resources, 8.625% due 3/15/2014                              238,266
                                    146,585   Tenaska Alabama Partners LP, 7% due 6/30/2021 (e)                           144,294
                                                                                                                   --------------
                                                                                                                        4,311,167

                                              Total Corporate Bonds (Cost - $65,254,385) - 63.2%                       64,061,655


                                              Capital Trusts
Health Care - 0.6%                  625,000   Fresenius Medical Care Capital Trust II, 7.875% due 2/01/2008               625,000

                                              Total Capital Trusts (Cost - $642,037) - 0.6%                               625,000


                                 Beneficial
                                   Interest   Short-Term Securities
                            USD  25,290,933   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I,
                                              5.07% (d)(f)                                                             25,290,933

                                              Total Short-Term Securities (Cost - $25,290,933) - 24.9%                 25,290,933

                                              Total Investments (Cost - $91,187,355*) - 88.7%                          89,977,588
                                              Other Assets Less Liabilities - 11.3%                                    11,410,143
                                                                                                                   --------------
                                              Net Assets - 100.0%                                                  $  101,387,731
                                                                                                                   ==============


* The cost and unrealized appreciation (depreciation) of investments as of July 31, 2006, as computed for federal income tax purposes, were as follows:

    Aggregate cost                               $       91,219,375
                                                 ==================
    Gross unrealized appreciation                $          610,342
    Gross unrealized depreciation                       (1,852,129)
                                                 ------------------
    Net unrealized depreciation                  $      (1,241,787)
                                                 ==================


(a) Floating rate security.

(b) Convertible security.

(c) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(d) Represents the current yield as of July 31, 2006.

(e) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(f) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                   $  12,134,380        $  218,042


o For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries shown are as a percent of net assets.

o   Currency Abbreviations:

    EUR   Euro
    USD   U.S. Dollar



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


High Income Portfolio of Managed Account Series


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       High Income Portfolio of Managed Account Series


Date:  September 20, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       High Income Portfolio of Managed Account Series


Date:  September 20, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       High Income Portfolio of Managed Account Series


Date:  September 20, 2006